CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 389	$ 475
Restricted cash and cash equivalents	12	449
Accounts receivable	1,164	1,300
Material and supplies	720	699
Other current assets	334	166
Total current assets	2,619	3,089
Properties	47,960	44,617
Operating lease right-of-use assets	485	424
Pension asset	4,541	3,140
Deferred income tax assets	689	682
Intangible assets, goodwill and other	773	714
Total assets	57,067	52,666
Current liabilities
Accounts payable and other	2,810	2,695
Current portion of long-term debt	1,166	2,340
Total current liabilities	3,976	5,035
Deferred income tax liabilities	10,874	10,066
Other liabilities and deferred credits	612	522
Pension and other postretirement benefits	483	495
Long-term debt	19,728	16,133
Operating lease liabilities	343	298
Total liabilities	36,016	32,549
Shareholders' equity
Common shares	3,474	3,512
Common shares in Share Trusts	(129)	(144)
Additional paid-in capital	372	373
Accumulated other comprehensive loss	(1,020)	(2,279)
Retained earnings	18,354	18,655
Total shareholders' equity	21,051	20,117
Total liabilities and shareholders' equity	$ 57,067	$ 52,666